Income Tax Expense - Classification of the Group's Net Deferred Tax Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Deferred tax assets and liabilities [abstract]
Deferred tax assets	¥ 398,174	$ 62,980	¥ 400,198
Deferred tax liabilities	(65,544)	(10,367)	(112,456)
Net deferred tax assets	¥ 332,630	$ 52,613	¥ 287,742